Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 175,648	$ 184,851
Accounts and notes receivable, net	110,696	105,019
Other receivables	136,577	131,747
Inventories	105,421	54,824
Prepaid expenses and other current assets	109,144	101,148
Derivative instruments		1,731
Deferred income taxes	27,974	22,178
McDonald's Corporation's indemnification for contingencies	991
Total current assets	666,451	601,498
Non-current assets
Miscellaneous	91,924	59,304
Collateral deposits	5,325	5,325
Property and equipment, net	1,244,311	1,176,350
Net intangible assets and goodwill	70,375	67,271
Deferred income taxes	97,687	133,708
Derivative instruments	490
McDonald's Corporation's indemnification for contingencies	3,696	5,707
Total non-current assets	1,513,808	1,447,665
Total assets	2,180,259	2,049,163
Current liabilities
Accounts payable	311,060	244,365
Royalties payable to McDonald's Corporation	30,663	29,278
Income taxes payable	29,906	21,051
Other taxes payable	107,586	104,662
Accrued payroll and other liabilities	141,970	150,690
Provision for contingencies	1,748	507
Interest payable	21,899	21,567
Short-term debt	7,549	568
Current portion of long-term debt	4,727	1,634
Derivative instruments	2,048	3,952
Total current liabilities	659,156	578,274
Non-current liabilities
Accrued payroll and other liabilities	35,446	40,115
Provision for contingencies	13,074	20,092
Long-term debt, excluding current portion	771,171	649,968
Derivative instruments		5,397
Deferred income taxes	6,113	9,007
Total non-current liabilities	825,804	724,579
Total liabilities	1,484,960	1,302,853
Equity
Additional paid-in capital	17,250	18,634
Retained earnings	404,287	400,761
Accumulated other comprehensive losses	(218,735)	(158,821)
Total Arcos Dorados Holdings Inc. shareholders' equity	694,537	745,143
Non-controlling interests in subsidiaries	762	1,167
Total equity	695,299	746,310
Total liabilities and equity	2,180,259	2,049,163
Class A Shares Of Common Stock [Member]
Equity
Common stock	358,820	351,654
Class B Shares Of Common Stock [Member]
Equity
Common stock	$ 132,915	$ 132,915